UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  April 30, 2014

Date of reporting period:  April 30, 2014

Item 1. Reports to Stockholders.

SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Equity Income Fund

Annual Report
April 30, 2014

SiM Dynamic Allocation Funds

May 28, 2014

Dear Fellow Shareholder:

We are pleased to present our combined annual report for the SiM Dynamic Allocation Diversified Income Fund (the “Diversified Income Fund”) (NASDAQ: SDDAX, SDDCX) and the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund” and together with the Diversified Income Fund, the “Funds”) (NASDAQ: SDEAX, SDECX) for the fiscal year ended April 30, 2014. At the end of the period, the combined net asset value of the Funds was $51.85 million.

The Funds seek to provide investors with a combination of current income generation, long-term capital preservation, and potential growth opportunities within an appropriate risk and portfolio positioning framework.  Each Fund is an actively managed combination primarily of ETFs, allowing for efficient diversification through dynamic allocation.  While both Funds generally hold the same securities, the individual Fund’s specific risk management, risk positioning, and Fund positioning across asset classes, style, sectors, size, industry, country, quality and maturity, are driven by the overall strategy for each of the Funds. The Diversified Income Fund emphasizes growth of income, with some long-term capital appreciation, while the Equity Income Fund focuses on long-term capital appreciation, with some growth of income. Both Funds seek to benefit from the income bias inherent in our investment philosophy.

Through a disciplined and methodical investment process, Strategic Income Management, LLC (“SiM”) has established a long-term approach to ascertain value within the asset allocation and high yield markets – while ever cognizant of the importance of income as a component of total return. Combining a high quality, focused and experienced team with proven investment approaches provides the foundation for achieving long-term client objectives.

Fund Performance Overview

Please refer to the performance chart below for specific details on the Funds’ six-month, one year and since inception performance results on both an absolute and relative basis.  As shown, both Funds have gained back some ground relative to their respective Morningstar peer group category averages over the trailing six months, but still lag over the trailing 12 month period.  Since the Funds’ inception on June 21, 2011 through April 30, 2014, they each rank in the top half of their respective Morningstar peer group categories: the Diversified Income Fund finished the period ranked in the top 47th percentile of its peer group, based on total returns, out of 625 US OE Conservative Allocation Funds, while the Equity Income Fund was in the top 43rd percentile, based on total returns, out of 365 US OE Aggressive Allocation Funds. For the 1 year period ending April 30, 2014, the Diversified Income Fund was ranked 82 out of 749 funds and the Equity Income Fund was ranked 81 out of 415 funds.

SiM Dynamic Allocation Funds

Performance Chart

Performance through April 30, 2014

	6 Month		1 Year		Since Inception1
	Return	Return		% Rank	Return		% Rank

Diversified Income Fund – Class A (No Load)	4.28%	2.58%		82	6.32%		47

Diversified Income Fund – Class A (Load)	0.33%	-1.28%			4.90%

Diversified Income Fund – Class C (No Load)	3.87%	1.80%			5.55%

Diversified Income Fund – Class C (Load)	2.87%	0.82%			5.55%

Morningstar Conservative Allocation Category2	3.61%		5.02%			6.21%

65% BarCap US Agg Bond / 29%
Russell 3000 Index / 5% MSCI EAFE
Index / 1% MSCI EM Index	3.63%		6.26%			7.36%

Equity Income Fund – Class A (No Load)	5.14%	11.35%		81	10.33%		43

Equity Income Fund – Class A (Load)	-0.65%	5.22%			8.18%

Equity Income Fund – Class C (No Load)	4.83%	10.53%			9.58%

Equity Income Fund – Class C (Load)	3.83%	9.53%			9.58%

Morningstar Aggressive Allocation Category2	5.01%		13.21%			10.12%

15% BarCap US Agg Bond / 66%
Russell 3000 Index / 16% MSCI EAFE
Index / 3% MSCI EM Index	6.07%		15.60%			12.62%

BarCap US Aggregate Bond Index	1.74%		-0.26%			3.24%
Russell 3000 Index	7.83%		20.78%			16.27%
MSCI EAFE Net (USD) Index	4.44%		13.35%			8.48%
MSCI Emerging Markets Net (USD) Index	-2.98%		-1.84%			-1.45%

1	Since-Inception date is June 21, 2011.
2
The Morningstar Conservative Allocation Category included 749 and 625 funds for the one year and since inception periods, respectively. The Morningstar Aggressive Allocation Category included 415 and 365 funds for the one year and since inception periods, respectively.

Returns for periods over one year are annualized.

Category returns are Category average returns.

For Diversified Income Fund:
Gross expense: Class A: 3.00%    Class C: 3.63%    Net Expense*: Class A: 1.62%    Class C: 2.37%

For Equity Income Fund:
Gross expense: Class A: 2.04%    Class C: 2.75%    Net Expense*: Class A: 1.60%    Class C: 2.35%

*  The advisor has contractually agreed to expense reductions through at least August 27, 2014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-746-3863.

SiM Dynamic Allocation Funds

Class A performance data with load reflects a 3.75% maximum sales charge for the Diversified Income Fund, 5.50% for the Equity Income Fund.  Class C performance data with load for each Fund reflects a maximum deferred sales charge of 1.00%.  Performance data without load does not reflect sales charges and if it had, returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

For the one year fiscal period ended April 30, 2014, U.S. equity markets finished up 20.8%, while bonds were down -0.3%, and developed international stock markets outperformed those of emerging markets:  developed markets gained 13.4% and emerging markets were down -1.8% (as measured by the Russell 3000®, Barclays U.S. Aggregate Bond, and MSCI EAFE and Emerging Markets indexes, respectively).  On an absolute basis, within the Funds’ equity holdings, U.S. Large Cap Growth was the top performer, but all domestic equity market-caps and styles performed well and within a fairly tight grouping.  Within fixed income, the High Yield Bond holdings continued to lead all other fixed income asset classes in the Funds while U.S. Treasuries/Treasury Inflation – Protected Securities were the laggards.  Following are specific contributors and detractors from individual Fund relative performance.

SiM Diversified Income Fund
One Year Fiscal Period Ended April 30, 2014

The Diversified Income Fund’s overweight exposure to High Yield Bonds was once again a primary contributor to relative performance, as this asset class (as measured by the Barclays U.S. Corporate High Yield Index) significantly outperformed the Barclays U.S. Aggregate Bond Index for the period.  The Fund’s underweight exposure to long-term U.S. Treasuries also added to relative performance, as did the Fund’s exposure to Preferred Securities.

On the other hand, for the one year fiscal period ended April 30, 2014, the Fund’s overweighting of both Mortgage-Backed and Equity Real Estate Investment Trusts (REITs) and Emerging Market Equities were the top detractors from relative performance.

The Fund ended the period with a general composition of 59% Fixed-Income, 6% Income REITs, 7% Income Hybrids, and 28% Equities, diversified across more than 30 individual asset classes.  While committed to our current strategic and tactical positioning, as always we will constantly monitor the Fund and make adjustments when we deem warranted based on our view of market and economic conditions.

SiM Equity Income Fund
One Year Fiscal Period Ended April 30, 2014

The Equity Income Fund’s overweight exposure to High Yield Bonds was a primary contributor to relative performance, as this asset class significantly outperformed the Barclays U.S. Aggregate Bond Index for the period.  The Fund’s underweight exposure to International Developed Market stocks also added to relative performance, with returns of this asset class lagging those of the U.S. broad equity market (as measured by the MSCI EAFE and Russell 3000® Indexes).

On the other hand, for the one year fiscal period ended April 30, 2014, the Fund’s overweight exposures to REITs (both Mortgage-Backed and Equity) and Emerging Market Equities were the top detractors from relative performance.

The Fund ended the period with a general composition of 13% Fixed-Income, 10% Income REITs, 4% Income Hybrids, and 73% Equities, diversified across more than 30 asset classes.  While committed to our current strategic and tactical positioning, as always we will constantly monitor the Fund and make adjustments when we deem warranted based on our view of market and economic conditions.

Economic and Investment Outlook

SiM's proprietary Economic and Investment Outlook is our independent assessment of U.S. and global growth and inflation factors and how they should affect global capital markets for the coming period.  We believe ample

SiM Dynamic Allocation Funds

liquidity injected worldwide has finally led to acceptable growth (moderate but sustainable) and see monetary policy shifting back to neutral early-mid 2015.  Although early, we think that we should be well positioned for what looks like a several year transition from sub-par growth to a sustainable path.  A solid economic foundation should last longer than markets expect and may include the following attributes:  confidence builds, consumers are buoyed by improved employment/wages and less debt, the wealth effect remains intact, housing is solid and returning to trend, absolute interest rates are conducive to “risk-on” behavior, fundamentals are in place to support a reduction in excess savings and an increase in spending (consumer, corporate and investment), Emerging Markets are re-emerging – led by China, and Europe is stabilizing.  Global synchronization is finally taking hold and is a key to both moderate/acceptable growth and inflation, and is very different from the desynchronized Global environment of the past several years.

Positioning Themes as Guided by Economic and Investment Outlook

For 2014 our structural long-term product biases (Income, Diversification, Domestic, Emerging Markets, Small-Mid Caps, and Patience) will be the primary drivers to portfolio positioning, as valuations are not as compelling as they were in 2013.  This argues for spreading out and dialing down portfolio risks consistent with longer-term strategic positioning, and endeavoring to damp overall volatility while maintaining potential benefits of any structural tailwinds.  We look to position the Funds in accordance with the below listed Dynamic Allocation themes and positioning, as guided by our proprietary Economic and Investment Outlook.

•	Overall Key Positioning Tilts – Strongly favor equities over bonds; High Yield/Corporates over U.S. Treasuries; Small-Mid Caps over Large-Caps; China/Emerging Markets over Europe

o	Maintain Overweight Positioning – U.S., Small-Mid, High Yield/Corporates, Emerging Markets (China, BRICs (Brazil, Russia, India, China))
o	Reduce Exposures – Mortgage-Backed REITs and Equity REITs
o	Slightly Increase Equities – from Mortgage-Backed REIT positions
o	Maintain Balance – Convertible and Preferred holdings
o	Maintain Equity Sector Allocations – Technology, Health Care, Utilities

The SiM team will continue to diligently monitor both economic and market events, and seek to position the Funds in accordance with our proprietary long-term strategic outlook utilizing our near-term selective tactical tilts.

Sincerely,

Randy Yoakum, CFA
Chief Executive Officer/Portfolio Manager
Strategic Income Management, LLC

Please see next page for full disclosures.

SiM Dynamic Allocation Funds

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, high yield bonds, fixed income investments and commodities.  Each of the Funds will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.  Because the Funds invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s or ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Funds’ investments in REITs will be subject to the risks associated with the direct ownership of real estate.

Barclays Corporate U.S. Aggregate Bond Index is a broad based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

MSCI EAFE Index measures the performance of all of the publicly traded stocks in 22 developed non-U.S. markets.

MSCI Emerging Markets Index measures the equity market performance of 21 emerging market countries.

Diversification does not assure a profit or protect against a loss in a declining market.

©2014 Morningstar, Inc.  All Rights Reserved.  The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.  Morningstar Percentile Ranking compares a fund’s Morningstar risk and return scores with all the funds in the same Category, where 1% = Best and 100% = Worst.  Morningstar ranks are for the A Share for the Diversified Income Fund and A Share for the Equity Income Fund.  Rankings for other classes of shares may differ.  Past performance is no guarantee of future results.

Morningstar Conservative Allocation: Conservative-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold smaller positions in stocks than moderate-allocation portfolios. These portfolios typically have 20% to 50% of assets in equities and 50% to 80% of assets in fixed income and cash.

Morningstar Aggressive Allocation: Aggressive-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than moderate-allocation portfolios. These portfolios typically have 70% to 90% of assets in equities and the remainder in fixed income and cash.

An investment cannot be made directly in an index.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges, and expenses.

The SiM Dynamic Allocation Funds are distributed by Quasar Distributors, LLC.

SiM Dynamic Allocation Diversified Income Fund

Comparison of the change in value of a $10,000 investment in the
SiM Dynamic Allocation Diversified Income Fund – Class A shares vs the Blended Index

		Since
Average Annual Total Return:	One Year	Inception1
SiM Dynamic Allocation Diversified Income Fund – Class A (without sales load)	2.58%	6.32%
SiM Dynamic Allocation Diversified Income Fund – Class A (with sales load)	-1.28%	4.90%
SiM Dynamic Allocation Diversified Income Fund – Class C (without CDSC)	1.80%	5.55%
SiM Dynamic Allocation Diversified Income Fund – Class C (with CDSC)	0.82%	5.55%
65% Barclays Capital U.S. Aggregate Bond Index/29% Russell 3000® Index
5% MSCI EAFE Index/1% MSCI EM Index (Blended Index)	6.26%	7.36%
Barclays Capital U.S. Aggregate Bond Index	-0.26%	3.24%
Russell 3000® Index	20.78%	16.27%
MSCI EAFE Index (Net)	13.35%	8.48%
MSCI Emerging Markets Index (Net)	-1.84%	-1.45%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-746-3863.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, June 21, 2011.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  Class A shares may be subject to a 3.75% front-end sales load.  Class C shares may be subject to a contingent deferred sales charge (“CDSC”) on redemptions held for twelve months or less after purchase.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

Barclays Capital U.S. Aggregate Bond Index is a broad based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

MSCI EAFE Index measures the performance of all of the publicly traded stocks in 22 developed non-U.S. markets.

MSCI Emerging Markets Index measures the equity market performance of 21 emerging market countries.

Indices do not incur expenses and are not available for investment.

1	The Fund commenced operations on June 21, 2011.

SiM Dynamic Allocation Equity Income Fund

Comparison of the change in value of a $10,000 investment in the
SiM Dynamic Allocation Equity Income Fund – Class A shares vs the Blended Index

		Since
Average Annual Total Return:	One Year	Inception1
SiM Dynamic Allocation Equity Income Fund – Class A (without sales load)	11.35%	10.33%
SiM Dynamic Allocation Equity Income Fund – Class A (with sales load)	5.22%	8.18%
SiM Dynamic Allocation Equity Income Fund – Class C (without CDSC)	10.53%	9.58%
SiM Dynamic Allocation Equity Income Fund – Class C (with CDSC)	9.53%	9.58%
15% Barclays Capital U.S. Aggregate Bond Index/66% Russell 3000® Index
16% MSCI EAFE Index/3% MSCI EM Index (Blended Index)	15.60%	12.62%
Barclays Capital U.S. Aggregate Bond Index	-0.26%	3.24%
Russell 3000® Index	20.78%	16.27%
MSCI EAFE Index (Net)	13.35%	8.48%
MSCI Emerging Markets Index (Net)	-1.84%	-1.45%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-746-3863.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, June 21, 2011.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  Class A shares may be subject to a 5.50% front-end sales load.  Class C shares may be subject to a contingent deferred sales charge (“CDSC”) on redemptions held for twelve months or less after purchase.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

Barclays Capital U.S. Aggregate Bond Index is a broad based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

MSCI EAFE Index measures the performance of all of the publicly traded stocks in 22 developed non-U.S. markets.

MSCI Emerging Markets Index measures the equity market performance of 21 emerging market countries.

Indices do not incur expenses and are not available for investment.

1	The Fund commenced operations on June 21, 2011.

SiM Dynamic Allocation Diversified Income Fund

Allocation of Portfolio Assets
at April 30, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Equity Income Fund

Allocation of Portfolio Assets
at April 30, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Funds

Expense Example
at April 30, 2014 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/13 – 4/30/14).

Actual Expenses
For each class of the SiM Dynamic Allocation Diversified Income Fund (“Diversified Income Fund”) and SiM Dynamic Allocation Equity Income Fund (“Equity Income Fund”), two lines are presented in the tables below.  The first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.35% for Class A shares and 2.10% for Class C shares of each Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SiM Dynamic Allocation Funds

Expense Example (Continued)
at April 30, 2014 (Unaudited)

Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/13	4/30/2014	(11/1/13 – 4/30/2014)
Class A Actual	$1,000.00	$1,042.80	$ 6.84
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.10	$ 6.76

Class C Actual	$1,000.00	$1,038.70	$10.62
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.38	$10.49

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/13	4/30/2014	(11/1/13 – 4/30/2014)
Class A Actual	$1,000.00	$1,051.40	$ 6.87
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.10	$ 6.76

Class C Actual	$1,000.00	$1,048.30	$10.67
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.38	$10.49

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments
at April 30, 2014

Shares		Value
	EXCHANGE-TRADED FUNDS – 94.9%
	Equity ETFs – 36.6%
3,220	Health Care Select Sector SPDR Fund	$187,146
3,394	iShares Cohen & Steers Realty Majors Index Fund	290,017
29,718	iShares Mortgage Real Estate Capped ETF	370,583
6,276	iShares MSCI EAFE Index Fund	428,776
4,638	iShares MSCI Emerging Markets Index	191,689
5,058	iShares Russell 1000 Growth Index Fund	438,023
3,947	iShares Russell 1000 Value Index Fund	384,359
1,831	iShares Russell 2000 Growth Index Fund	236,364
1,775	iShares Russell 2000 Value Index Fund	174,465
2,466	iShares Russell Midcap Growth Index Fund	208,426
2,735	iShares Russell Midcap Value Index Fund	188,742
5,429	SPDR Barclays Capital Convertible Securities ETF	263,578
5,334	SPDR S&P BRIC 40 ETF	116,601
5,880	Technology Select Sector SPDR Fund	214,326
1,875	Utilities Select Sector SPDR	81,150
4,461	Vanguard Growth ETF	417,193
5,341	Vanguard Value ETF	420,764
		4,612,202
	Fixed Income ETFs – 58.3%
2,857	iShares Barclays 7-10 Year Treasury Bond Fund	292,300
8,248	iShares Barclays Credit Bond Fund	911,487
12,226	iShares Barclays MBS Bond Fund	1,307,203
2,558	iShares Barclays TIPS Bond Fund	290,538
11,353	iShares iBoxx $ High Yield Corporate Bond Fund	1,071,042
9,138	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,079,655
6,246	iShares JP Morgan USD Emerging Markets Bond Fund	700,614
15,324	iShares S&P U.S. Preferred Stock Index Fund	606,064
26,032	SPDR Barclays Capital High Yield Bond ETF	1,076,423
		7,335,326
	Total Exchange-Traded Funds (Cost $10,885,402)	11,947,528

Principal
Amount
	CORPORATE BONDS – 2.6%
	Health Care and Social Assistance – 2.6%
	Kindred Healthcare, Inc.
$305,000	8.25%, 6/1/19	327,113
	Total Corporate Bonds (Cost $301,188)	327,113

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments (Continued)
at April 30, 2014

Shares		Value
	SHORT-TERM INVESTMENTS – 2.8%
352,771	Fidelity Institutional Money Market Portfolio – Class I, 0.05% (a)	$352,771
	Total Short-Term Investments (Cost $352,771)	352,771
	Total Investments in Securities (Cost $11,539,361) – 100.3%	12,627,412
	Liabilities in Excess of Other Assets – (0.3)%	(38,069)
	Net Assets – 100.0%	$12,589,343

ETF – Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of April 30, 2014.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments
at April 30, 2014

Shares		Value
	EXCHANGE-TRADED FUNDS – 95.9%
	Equity ETFs – 85.8%
28,241	Health Care Select Sector SPDR Fund	$1,641,367
24,975	iShares Cohen & Steers Realty Majors Index Fund	2,134,114
73,020	iShares Mortgage Real Estate Capped ETF	910,559
47,552	iShares MSCI EAFE Index Fund	3,248,753
31,203	iShares MSCI Emerging Markets Index	1,289,620
39,268	iShares Russell 1000 Growth Index Fund	3,400,609
28,872	iShares Russell 1000 Value Index Fund	2,811,555
16,127	iShares Russell 2000 Growth Index Fund	2,081,834
18,242	iShares Russell 2000 Value Index Fund	1,793,006
21,721	iShares Russell Midcap Growth Index Fund	1,835,859
15,625	iShares Russell Midcap Value Index Fund	1,078,281
23,698	SPDR Barclays Capital Convertible Securities ETF	1,150,538
40,367	SPDR S&P BRIC 40 ETF	882,423
48,769	Technology Select Sector SPDR Fund	1,777,630
18,019	Utilities Select Sector SPDR	779,862
37,409	Vanguard Growth ETF	3,498,490
43,248	Vanguard Value ETF	3,407,077
		33,721,577
	Fixed Income ETFs – 10.1%
1,135	iShares Barclays 7-10 Year Treasury Bond Fund	116,122
3,756	iShares Barclays Credit Bond Fund	415,076
6,302	iShares Barclays MBS Bond Fund	673,810
1,026	iShares Barclays TIPS Bond Fund	116,533
5,437	iShares iBoxx $ High Yield Corporate Bond Fund	512,927
4,831	iShares iBoxx $ Investment Grade Corporate Bond Fund	570,783
3,307	iShares JP Morgan USD Emerging Markets Bond Fund	370,946
16,725	iShares S&P U.S. Preferred Stock Index Fund	661,473
12,574	SPDR Barclays Capital High Yield Bond ETF	519,935
		3,957,605
	Total Exchange-Traded Funds (Cost $28,533,822)	37,679,182

Principal
Amount
	CORPORATE BONDS – 1.0%
	Health Care and Social Assistance – 1.0%
	Kindred Healthcare, Inc.
$355,000	8.250%, 6/1/19	380,737
	Total Corporate Bonds (Cost $350,563)	380,737

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments (Continued)
at April 30, 2014

Shares		Value
	SHORT-TERM INVESTMENTS – 3.3%
1,277,142	Fidelity Institutional Money Market Portfolio – Class I, 0.05% (a)	$1,277,142
	Total Short-Term Investments (Cost $1,277,142)	1,277,142
	Total Investments in Securities (Cost $30,161,527) – 100.2%	39,337,061
	Liabilities in Excess of Other Assets – (0.2)%	(71,748)
	Net Assets – 100.0%	$39,265,313

ETF – Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of April 30, 2014.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Assets and Liabilities
at April 30, 2014

	Diversified	Equity
	Income Fund	Income Fund
ASSETS
Investments in securities, at value
(cost $11,539,361 and $30,161,527, respectively)	$12,627,412	$39,337,061
Receivables:
Fund shares issued	7,000	5,154
Interest	10,494	12,253
Due from Adviser (Note 4)	8,410	—
Prepaid expenses	4,726	4,833
Total assets	12,658,042	39,359,301
LIABILITIES
Payables:
Fund shares redeemed	222	—
Distributions	732	—
Advisory fees	—	13,917
Administration and fund accounting fees	16,173	16,421
Audit fees	19,431	19,431
Chief Compliance Officer fee	1,468	1,468
Custody fees	1,048	915
Shareholder reporting	3,492	6,544
Transfer agent fees and expenses	8,916	9,934
12b-1 distribution fees	14,099	21,566
Accrued other expenses	3,118	3,792
Total liabilities	68,699	93,988
NET ASSETS	$12,589,343	$39,265,313
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$9,620,788	$36,066,412
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	917,900	2,960,411
Net asset value and redemption price per share	$10.48	$12.18
Maximum offering price per share
(Net asset value per share divided by 96.25% and 94.50%, respectively)	$10.89	$12.89
Class C Shares
Net assets applicable to shares outstanding	$2,968,555	$3,198,901
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	284,101	266,076
Net asset value and offering price per share (Note 1)	$10.45	$12.02
COMPONENTS OF NET ASSETS
Paid-in capital	$11,560,677	$30,190,778
Undistributed net investment income	—	25,275
Accumulated net realized loss on investments	(59,385)	(126,274)
Net unrealized appreciation of investments	1,088,051	9,175,534
Net assets	$12,589,343	$39,265,313

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Operations
For the Year Ended April 30, 2014

	Diversified	Equity
	Income Fund	Income Fund
INVESTMENT INCOME
Income
Dividends	$476,452	$900,329
Interest	99,334	54,066
Total income	575,786	954,395
Expenses
Advisory fees (Note 4)	102,345	275,558
Administration and fund accounting fees (Note 4)	99,327	98,324
Distribution fees – Class A (Note 5)	26,096	85,054
Distribution fees – Class C (Note 5)	32,075	27,195
Transfer agent fees and expenses (Note 4)	50,085	57,942
Registration fees	29,710	32,081
Audit fees	19,431	19,431
Chief Compliance Officer fee (Note 4)	8,968	8,969
Legal fees	7,674	9,399
Custody fees (Note 4)	6,100	4,988
Trustee fees	5,178	5,474
Reports to shareholders	3,254	5,352
Insurance expense	2,265	2,983
Miscellaneous expense	3,206	5,100
Total expenses	395,714	637,850
Less: advisory fee waiver and expense reimbursement (Note 4)	(187,436)	(121,450)
Net expenses	208,278	516,400
Net investment income	367,508	437,995
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(49,180)	887,077
Net change in unrealized appreciation/(depreciation) on investments	(115,252)	2,710,077
Net realized and unrealized gain/(loss) on investments	(164,432)	3,597,154
Net increase in net assets resulting from operations	$203,076	$4,035,149

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2014	April 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$367,508	$420,782
Net realized gain/(loss) on investments	(49,180)	114,001
Capital gain distributions from regulated investment companies	—	103
Net change in unrealized appreciation/(depreciation) on investments	(115,252)	819,524
Net increase in net assets resulting from operations	203,076	1,354,410

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(297,769)	(400,449)
Class C Shares	(72,237)	(30,131)
From net realized gain on investments
Class A Shares	(212,095)	(141,400)
Class C Shares	(72,253)	(15,089)
Distributions in excess	—	—
Total distributions to shareholders	(654,354)	(587,069)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(4,701,091)	5,351,527
Total increase/(decrease) in net assets	(5,152,369)	6,118,868

NET ASSETS
Beginning of year	17,741,712	11,622,844
End of year	$12,589,343	$17,741,712
Includes undistributed net investment income of	$—	$—

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Year Ended	Year Ended
	April 30, 2014	April 30, 2013
Class A Shares
Net proceeds from shares sold	$800,176	$3,294,937
Distributions reinvested	474,935	520,373
Payment for shares redeemed	(5,987,273)	(1,079,880)
Net increase/(decrease) in net assets from capital share transactions	$(4,712,162)	$2,735,430

Class C Shares
Net proceeds from shares sold	$938,615	$2,664,358
Distributions reinvested	137,704	43,594
Payment for shares redeemed	(1,065,248)	(91,855)
Net increase in net assets from capital share transactions	$11,071	$2,616,097
	$(4,701,091)	$5,351,527

	Year Ended	Year Ended
	April 30, 2014	April 30, 2013
Class A Shares
Shares sold	77,326	317,170
Shares issued on reinvestment of distributions	46,474	50,184
Shares redeemed	(571,208)	(104,540)
Net increase/(decrease) in shares outstanding	(447,408)	262,814

Class C Shares
Shares sold	89,627	254,033
Shares issued on reinvestment of distributions	13,530	4,198
Shares redeemed	(104,065)	(8,815)
Net increase/(decrease) in shares outstanding	(908)	249,416
	(448,316)	512,230

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2014	April 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$437,995	$479,893
Net realized gain on investments	887,077	210,353
Capital gain distributions from regulated investment companies	—	48
Net change in unrealized appreciation on investments	2,710,077	3,878,810
Net increase in net assets resulting from operations	4,035,149	4,569,104

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(419,359)	(481,159)
Class C Shares	(24,394)	(13,846)
From net realized gain on investments
Class A Shares	(1,294,049)	(400,768)
Class C Shares	(117,297)	(14,822)
Total distributions to shareholders	(1,855,099)	(910,595)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(2,858,562)	11,030,122
Total increase/(decrease) in net assets	(678,512)	14,688,631

NET ASSETS
Beginning of year	39,943,825	25,255,194
End of year	$39,265,313	$39,943,825
Includes undistributed net investment income of	$25,275	$31,033

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Year Ended	Year Ended
	April 30, 2014	April 30, 2013
Class A Shares
Proceeds from shares issued in the reorganization (Note 8)	$—	$9,698,197
Net proceeds from shares sold	3,743,121	3,117,458
Distributions reinvested	1,600,863	834,935
Payment for shares redeemed	(9,408,706)	(3,934,692)
Net increase/(decrease) in net assets from capital share transactions	$(4,064,722)	$9,715,898

Class C Shares
Proceeds from shares issued in the reorganization (Note 8)	$—	$474,316
Net proceeds from shares sold	1,470,299	1,183,832
Distributions reinvested	137,580	28,668
Payment for shares redeemed	(401,719)	(372,592)
Net increase in net assets from capital share transactions	$1,206,160	$1,314,224
	$(2,858,562)	$11,030,122

	Year Ended	Year Ended
	April 30, 2014	April 30, 2013
Class A Shares
Shares issued in connection with the reorganization (Note 8)	—	923,994
Shares sold	315,694	289,942
Shares issued on reinvestment of distributions	134,413	79,367
Shares redeemed	(803,993)	(373,611)
Net increase/(decrease) in shares outstanding	(353,886)	919,692

Class C Shares
Shares issued in connection with the reorganization (Note 8)	—	45,531
Shares sold	126,567	110,628
Shares issued on reinvestment of distributions	11,679	2,746
Shares redeemed	(34,038)	(35,698)
Net increase in shares outstanding	104,208	123,207
	(249,678)	1,042,899

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Financial Highlights
For a share outstanding throughout each period

Class A Shares
			June 21, 2011*
	Year Ended	Year Ended	to
	April 30, 2014	April 30, 2013	April 30, 2012
Net asset value, beginning of period	$10.75	$10.21	$10.00

Income/(loss) from investment operations:
Net investment income+(a)	0.30	0.33	0.33
Net realized and unrealized gain/(loss)
on investments	(0.04)	0.65	0.22
Total from investment operations	0.26	0.98	0.55

Less distributions:
From net investment income	(0.30)	(0.33)	(0.34)
From net realized gain on investments	(0.23)	(0.11)	—
Total distributions	(0.53)	(0.44)	(0.34)

Net asset value, end of period	$10.48	$10.75	$10.21

Total return	2.58%	9.87%	5.71	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,621	$14,684	$11,260

Ratio of expenses to average net assets(b):
Before expense reimbursement	2.72%	2.73%	4.51	%†
After expense reimbursement	1.35%	1.35%	1.35	%†

Ratio of net investment income to average net assets(a):
Before expense reimbursement	1.50%	1.76%	0.70	%†
After expense reimbursement	2.87%	3.14%	3.86	%†

Portfolio turnover rate	17.56%	24.79%	13.88	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
Total return excludes the effect of sales charges.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Financial Highlights
For a share outstanding throughout each period

Class C Shares
			June 21, 2011*
	Year Ended	Year Ended	to
	April 30, 2014	April 30, 2013	April 30, 2012
Net asset value, beginning of period	$10.73	$10.19	$10.00

Income/(loss) from investment operations:
Net investment income+(a)	0.22	0.22	0.19
Net realized and unrealized gain/(loss)
on investments	(0.04)	0.70	0.29
Total from investment operations	0.18	0.92	0.48

Less distributions:
From net investment income	(0.23)	(0.27)	(0.29)
From net realized gain on investments	(0.23)	(0.11)	—
Total distributions	(0.46)	(0.38)	(0.29)

Net asset value, end of period	$10.45	$10.73	$10.19

Total return	1.80%	9.20%	4.99	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,968	$3,058	$363

Ratio of expenses to average net assets(b):
Before expense reimbursement	3.48%	3.36%	3.95	%†
After expense reimbursement	2.10%	2.10%	2.10	%†

Ratio of net investment income to average net assets(a):
Before expense reimbursement	0.74%	0.84%	0.37	%†
After expense reimbursement	2.12%	2.10%	2.22	%†

Portfolio turnover rate	17.56%	24.79%	13.88	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout each period

Class A Shares
			June 21, 2011*
	Year Ended	Year Ended	to
	April 30, 2014	April 30, 2013	April 30, 2012
Net asset value, beginning of period	$11.50	$10.38	$10.00

Income from investment operations:
Net investment income+(a)	0.15	0.16	0.16
Net realized and unrealized gain on investments	1.14	1.23	0.30
Total from investment operations	1.29	1.39	0.46

Less distributions:
From net investment income	(0.15)	(0.15)	(0.08)
From net realized gain on investments	(0.46)	(0.12)	—
Total distributions	(0.61)	(0.27)	(0.08)

Net asset value, end of period	$12.18	$11.50	$10.38

Total return	11.35%	13.67%	4.66	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$36,066	$38,101	$24,857

Ratio of expenses to average net assets(b):
Before fee waiver and expense reimbursement	1.68%	1.79%	2.58	%†
After fee waiver and expense reimbursement	1.35%	1.35%	1.35	%†

Ratio of net investment income to average net assets(a):
Before fee waiver and expense reimbursement	0.92%	1.06%	0.62	%†
After fee waiver and expense reimbursement	1.25%	1.50%	1.85	%†

Portfolio turnover rate	10.08%	19.77%	18.30	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
Total return excludes the effect of sales charges.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout each period

Class C Shares
			June 21, 2011*
	Year Ended	Year Ended	to
	April 30, 2014	April 30, 2013	April 30, 2012
Net asset value, beginning of period	$11.39	$10.31	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)+(a)	0.05	0.08	(0.01)
Net realized and unrealized gain on investments	1.14	1.24	0.40
Total from investment operations	1.19	1.32	0.39

Less distributions:
From net investment income	(0.10)	(0.12)	(0.08)
From net realized gain on investments	(0.46)	(0.12)	—
Total distributions	(0.56)	(0.24)	(0.08)

Net asset value, end of period	$12.02	$11.39	$10.31

Total return	10.53%	13.02%	3.99	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,199	$1,843	$398

Ratio of expenses to average net assets(b):
Before fee waiver and expense reimbursement	2.43%	2.50%	2.72	%†
After fee waiver and expense reimbursement	2.10%	2.10%	2.10	%†

Ratio of net investment income/(loss)
to average net assets(a):
Before fee waiver and expense reimbursement	0.14%	0.31%	(0.76	)%†
After fee waiver and expense reimbursement	0.47%	0.71%	(0.14	)%†

Portfolio turnover rate	10.08%	19.77%	18.30	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Notes to Financial Statements
at April 30, 2014

NOTE 1 – ORGANIZATION

The SiM Dynamic Allocation Diversified Income Fund (the “Diversified Income Fund”) and the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on June 21, 2011. The investment objective of the Diversified Income Fund is to seek to provide total return, consisting primarily of growth of income with some long-term capital appreciation.  The Equity Income Fund’s investment objective is to seek to provide total return, consisting primarily of long-term capital appreciation with growth of income.

Each Fund currently offers Class A and Class C shares.  Class A shares of the Diversified Income Fund are subject to a maximum sales load of 3.75% while the Class A shares of the Equity Income Fund are subject to a maximum sales load of 5.50%.  The sales load charged decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will assess Class C redemptions a 1% Contingent Deferred Sales Charge on shares redeemed within twelve months of purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2013, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Diversified Income Fund distributes substantially all net investment income monthly while the Equity Income Fund distributes its net investment income annually.  Each Fund distributes substantially all of its net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at April 30, 2014

differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended April 30, 2014, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Loss	Paid-in Capital
Diversified Income Fund	$2,498	$20	$(2,518)
Equity Income Fund	—	—	—

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at April 30, 2014

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, REITs, exchange-traded funds and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds:  Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2014:

Diversified Income Fund

	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$4,612,202	$—	$—	$4,612,202
Fixed Income	7,335,326	—	—	7,335,326
Total Exchange-Traded Funds	11,947,528	—	—	11,947,528
Corporate Bonds	—	327,113	—	327,113
Short-Term Investments	352,771	—	—	352,771
Total Investments in Securities	$12,300,299	$327,113	$—	$12,627,412

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at April 30, 2014

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$33,721,577	$—	$—	$33,721,577
Fixed Income	3,957,605	—	—	3,957,605
Total Exchange-Traded Funds	37,679,182	—	—	37,679,182
Corporate Bonds	—	380,737	—	380,737
Short-Term Investments	1,277,142	—	—	1,277,142
Total Investments in Securities	$38,956,324	$380,737	$—	$39,337,061

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at April 30, 2014, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the year ended April 30, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended April 30, 2014, Strategic Income Management, LLC (the “Adviser”) provided the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly, calculated at an annual rate of 0.75% based upon the average daily net assets of each Fund.  For the year ended April 30, 2014, the Diversified Income Fund and the Equity Income Fund incurred $102,345 and $275,558 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.35% and 2.10% for Class A and Class C shares, respectively.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended April 30, 2014, the Adviser reduced its fees in the amount of $187,436 and $121,450 for the Diversified Income Fund and the Equity Income Fund, respectively.  No amounts were reimbursed to the Adviser.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2015	2016	2017	Total
Diversified Income Fund	$171,632	$189,516	$187,436	$548,584
Equity Income Fund	153,205	142,818	121,450	417,473

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at April 30, 2014

For the year ended April 30, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Diversified	Equity
	Income Fund	Income Fund
Administration and Fund Accounting	$99,327	$98,324
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	40,492	41,059
Custody	6,100	4,988
Chief Compliance Officer	8,968	8,969

At April 30, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Diversified	Equity
	Income Fund	Income Fund
Administration and Fund Accounting	$16,173	$16,421
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	7,195	6,926
Custody	1,048	915
Chief Compliance Officer	1,468	1,468

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of each Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2014, the Funds paid the Distributor as follows:

	Class A	Class C
Diversified Income Fund	$26,096	$32,075
Equity Income Fund	85,054	27,195

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended April 30, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Diversified Income Fund	$2,379,936	$7,100,938
Equity Income Fund	3,628,460	8,320,440

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at April 30, 2014

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the years ended April 30, 2014 and April 30, 2013 was as follows:

	Diversified Income Fund		Equity Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013
Ordinary Income	$370,026	$420,782	$478,935	$592,905
Long-Term Capital Gains	284,328	166,287	1,376,164	317,690

As of April 30, 2014, the components of capital on a tax basis were as follows:

	Diversified	Equity
	Income Fund	Income Fund
Cost of investments	$11,492,064	$30,137,775
Gross unrealized appreciation	1,210,209	9,396,827
Gross unrealized depreciation	(74,861)	(197,541)
Net unrealized appreciation	1,135,348	9,199,286
Undistributed ordinary income	—	25,275
Undistributed long-term capital gain	—	10,353
Total distributable earnings	—	35,628
Other accumulated gains/(losses)	(106,682)	(160,379)
Total accumulated earnings/(losses)	$1,028,666	$9,074,535

The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments and securities transferred to each Fund.

At April 30, 2014, the Diversified Income Fund and the Equity Income Fund deferred, on a tax basis, post-October losses of $106,682 and $160,379, respectively.

NOTE 8 – FUND REORGANIZATION

On June 12, 2012, the Board of Trustees of Advisors Series Trust approved a plan of reorganization (the “Reorganization”) whereby the SiM Dynamic Allocation Balanced Income Fund (“Balanced Income Fund”) would merge into the Equity Income Fund.  The reorganization was effective as of the close of business on August 24, 2012.

The reorganization was accomplished by a tax-free exchange of 937,491 and 46,045 shares of the Balanced Income Fund’s Class A and Class C, respectively, for 923,994 and 45,531 shares of the Equity Income Fund’s Class A and Class C, respectively.  At the close of business on August 24, 2012, the net assets of the Balanced Income Fund’s Class A and Class C were $9,698,197 and $474,316, respectively, and the net assets of the Equity Income Fund’s Class A and Class C were $23,745,969 and $550,094.  After the reorganization, the net assets of the Equity Income Fund’s Class A and Class C were $33,444,166 and $1,024,410, respectively.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at April 30, 2014

The total net assets of the Balanced Income Fund of $10,172,513 included $136,718 of accumulated realized gains and $640,198 of unrealized appreciation.  Assuming the reorganization had been completed on May 1, 2012, the beginning of the annual reporting period for the SiM Funds, the pro forma results of operations for the year ended April 30, 2013, would have been as follows:

Equity
Income Fund
Net investment income	$543,898
Net realized gain on investments	228,935
Change in unrealized appreciation on investments	3,985,939
Net increase in net assets resulting from operations	$4,758,772

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization, it is not practicable to separate the amounts of revenue and earnings for the Balanced Income Fund that have been included in the Equity Income Fund’s statement of operations since August 24, 2012.

NOTE 9 – SUBSEQUENT EVENT

On June 19, 2014, the Board of Trustees of Advisors Series Trust approved discontinuing the sale of Class C shares of the Diversified Income Fund and the Equity Income Fund and converting all existing Class C shares of each Fund into Class A shares of the same Fund.  The conversion of each Fund’s Class C shares into Class A shares of the same Fund will occur at the close of business on July 25, 2014.

The Board of Trustees also approved a plan of reorganization whereby the remaining shareholders of the Diversified Income Fund Class A will have their Class A shares converted into Class A shares of the Equity Income Fund.  This event is expected to occur at the close of business on August 29, 2014.

SiM Dynamic Allocation Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Equity Income Fund

We have audited the accompanying statement of assets and liabilities of SiM Dynamic Allocation Diversified Income Fund and SiM Dynamic Allocation Equity Income Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period June 21, 2011 (commencement of operations) to April 30, 2012.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisor Series Trust, as of April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the two years in the period then ended and the period June 21, 2011 to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 26, 2014

SiM Dynamic Allocation Funds

Notice to Shareholders
at April 30, 2014 (Unaudited)

For the year ended April 30, 2014, the Diversified Income Fund designated $370,026 and the Equity Income Fund designated $478,935 as ordinary income for purposes of the dividends paid deduction.  For the year ended April 30, 2014, the Diversified Income Fund designated $284,328 and the Equity Income Fund designated $1,376,164 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended April 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the Diversified Income Fund and the Equity Income Fund was 25.09% and 98.61%, respectively.

For corporate shareholders in the Diversified Income Fund and the Equity Income Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended April 30, 2014 was 13.50% and 61.54%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Sections 871(k)(2)(C) for the Diversified Income Fund and the Equity Income Fund was 0% and 7.35%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-746-3863 or on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-746-3863. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-746-3863.

SiM Dynamic Allocation Funds

Information About Trustees and Officers (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Held During
and Age	the Trust	Time Served	During Past Five Years	Trustee2	Past Five Years3

Independent Trustees1

Gail S. Duree	Trustee	Indefinite	Director, Alpha Gamma Delta	2	Trustee, Advisors
(age 67)		term since	Housing Corporation (collegiate		Series Trust
615 E. Michigan Street		March 2014.	housing management)		(for series not
Milwaukee, WI 53202			(2012 to present); Trustee and Chair		affiliated with
			(2000 to 2012), New Covenant Mutual		the Funds);
			Funds (1999-2012); Director and		Independent
			Board Member, Alpha Gamma Delta		Trustee from
			Foundation (philanthropic		1999 to 2012,
			organization) (2005 to 2011).		New Covenant
Mutual Funds.

Donald E. O’Connor	Trustee	Indefinite	Retired; former Financial Consultant	2	Trustee, Advisors
(age 77)		term since	and former Executive Vice President		Series Trust (for
615 E. Michigan Street		February 1997.	and Chief Operating Officer of ICI		series not
Milwaukee, WI 53202			Mutual Insurance Company		affiliated with the
			(until January 1997).		Funds); Trustee,
The Forward
Funds (33
portfolios).

George J. Rebhan	Trustee	Indefinite	Retired; formerly President, Hotchkis	2	Trustee, Advisors
(age 79)		term since	and Wiley Funds (mutual funds)		Series Trust (for
615 E. Michigan Street		May 2002.	(1985 to 1993).		series not
Milwaukee, WI 53202					affiliated with
the Funds);
Independent
Trustee from 1999
to 2009,
E*TRADE Funds.

George T. Wofford	Trustee	Indefinite	Retired; formerly Senior Vice	2	Trustee, Advisors
(age 74)		term since	President, Federal Home Loan Bank		Series Trust (for
615 E. Michigan Street		February 1997.	of San Francisco.		series not
Milwaukee, WI 53202					affiliated with the
Funds).

Interested Trustees

Joe D. Redwine4	Interested	Indefinite	President, CEO, U.S. Bancorp Fund	2	Trustee, Advisors
(age 66)	Trustee	term since	Services, LLC (May 1991 to present).		Series Trust (for
615 E. Michigan Street		September			series not
Milwaukee, WI 53202		2008.			affiliated with
the Funds).

SiM Dynamic Allocation Funds

Information About Trustees and Officers (Unaudited) (Continued)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
(age 66)	and Chief	term since
615 E. Michigan Street	Executive	September
Milwaukee, WI 53202	Officer	2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund
(age 46)	and	term since	Services, LLC (March 1997 to present).
615 E. Michigan Street	Principal	June 2003.
Milwaukee, WI 53202	Executive
Officer

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp Fund
(age 52)	and	term since	Services, LLC (October 1998 to present).
615 E. Michigan Street	Principal	December
Milwaukee, WI 53202	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and Administration, U.S. Bancorp
(age 42)	Treasurer	term since	Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September
Milwaukee, WI 53202		2013

Albert Sosa	Assistant	Indefinite	Assistant Vice President, Compliance and Administration, U.S. Bancorp
(age 43)	Treasurer	term since	Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September
Milwaukee, WI 53202		2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 56)	President,	term since	(February 2008 to present).
615 E. Michigan Street	Chief	September
Milwaukee, WI 53202	Compliance	2009.
Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC
(age 49)		term since	(May 2006 to present).
615 E. Michigan Street		June 2007.
Milwaukee, WI 53202

1	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
2
As of April 30, 2014, the Trust is comprised of 45 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

3
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

4
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

SiM Dynamic Allocation Funds

Approval of Investment Advisory Agreement (Unaudited)

SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Equity Income Fund

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Strategic Income Management, LLC (the “Adviser”) for the SiM Dynamic Allocation Diversified Income Fund and the SiM Dynamic Allocation Equity Income Fund (collectively, the “Funds”) for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered its knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  The Board considered that each Fund was relatively new, with just over two years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

SiM Dynamic Allocation Diversified Income Fund.  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year period and slightly above its peer group median but slightly below its peer group average for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year period and slightly below the peer group median and slightly above the peer group average for the since inception period.

SiM Dynamic Allocation Funds

Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

SiM Dynamic Allocation Equity Income Fund.  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year period and above its peer group median but below its peer group average for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year period and above its peer group median and average for the since inception period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

SiM Dynamic Allocation Diversified Income Fund.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the SiM Dynamic Allocation Diversified Income Fund of 1.35% for the Class A shares and 2.10% for the Class C shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for the Class A shares and Class C shares was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the contractual advisory fee was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in-line with the standard fees charged to the Adviser’s separately managed account clients.

SiM Dynamic Allocation Equity Income Fund. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the SiM Dynamic Allocation Equity Income Fund of 1.35% for the Class A shares and 2.10% for the Class C shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for the Class A shares and Class C shares was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the contractual advisory fee was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Adviser received net advisory fees above the peer group median and in line with the peer group average, and below the peer

SiM Dynamic Allocation Funds

Approval of Investment Advisory Agreement (Unaudited) (Continued)

group median and average when adjusting to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in-line with the standard fees charged to the Adviser’s separately managed account clients.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed its specified Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including benefits received in the form of Rule 12b-1 fees received from the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the SiM Dynamic Allocation Diversified Income Fund and the SiM Dynamic Allocation Equity Income Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the SiM Dynamic Allocation Diversified Income Fund and the SiM Dynamic Allocation Equity Income Fund would be in the best interest of each Fund and its shareholders.

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, WA  98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-746-3863.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2014	FYE 4/30/2013
Audit Fees	$32,800	$29,000
Audit-Related Fees	N/A	N/A
Tax Fees	$6,200	$6,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2014	FYE 4/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2014	FYE 4/30/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/2/14

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date _7/2/14

* Print the name and title of each signing officer under his or her signature.